SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

	December 31,	December 31,
	2022	2021
Current assets	$702,484	$1,784,689
Property and equipment	180,072	279,518
Right of Use Lease Assets, net	227,603	19,833
Other non-current assets	115,186	-
Total assets	1,225,345	2,084,040
Total current liabilities	6,127,461	3,680,183
Total non-current liabilities	362,885	1,254,807

	For the years ended
	December 31,
	2022	2021	2020
Revenue	$1,738,752	$12,258,451	$22,125,320
Cost of revenue	1,309,778	9,418,606	17,967,593
Operating expenses	2,667,254	3,923,748	6,141,443
Net loss	(2,695,110)	(1,099,792)	(1,964,458)

	December 31,
	2022	2021	2020
Net cash provided by (used in) operating activities	$238,434	$(8,500,703)	$5,236,832
Net cash (used in) provided by investing activities	-	(81,197)	44,715
Net cash (used in) provided by financing activities	(856,123)	1,826,612	809,078
Effect of changes of foreign exchange rate on cash	292,532	155,891	391,045
Net (decrease) increase in cash and cash equivalents	(325,157)	(6,599,397)	6,481,670

SCHEDULE OF ESTIMATED USEFUL LIVES OF PROPERTY AND EQUIPMENT
Estimated Useful Life
Computers and accessories	3 years
Vehicle	5 years
Office Equipment	5 years
Leasehold improvement	5 years

SCHEDULE OF NET REVENUE

The following table sets forth the breakdown of our net revenue for the years ended December 31, 2022, 2021 and 2020.

	For the years ended December 31
	2022		2021		2020
	Net	% of total	Net	% of total	Net	% of total
Product category	revenue	revenue	revenue	revenue	revenue	Revenue
Grains, oil, and spices	$473,481	4.3%	$3,103,217	25.3%	$8,642,315	39.1%
Beverages, alcohol and tea	$300,799	2.6%	$1,808,015	14.7%	$2,295,324	10.4%
Other food	$726,158	6.6%	$1,070,054	8.7%	$1,166,115	5.2%
Meat, poultry and eggs	$269,880	2.6%	$5,355,829	43.7%	$7,227,876	32.7%
Fresh fruits and vegetables	$311,594	2.8%	$597,828	4.9%	$1,397,838	6.3%
Groceries	$43,980	0.4%	$169,501	1.4%	$1,264,330	5.8%
Dried seafood	$18,326	0.2%	$41,088	0.3%	$102,932	0.4%
Technology Services	$8,834,353	80.5%	$112,919	1.0%	$28,590	0.1%
Total	$10,978,571	100%	$12,258,451	100%	$22,125,320	100%

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Year End	Average
12/31/2022	6.8972	6.7290
12/31/2021	6.3757	6.4508
12/31/2020	6.5250	6.9042